Convertible debentures (Tables)	12 Months Ended
Dec. 31, 2019
Convertible Debentures Tables Abstract
Schedule of convertible debentures

	Liability component of convertible debentures	Equity component of convertible debentures	Net book value, December 31, 2019	Net book value, December 31, 2018
Convertible debentures	11,705	916	12,621	12,912
Transaction costs	(1,223)	(95)	(1,318)	(1,346)
Net proceeds	10,482	821	11,303	11,566
Accretion in carrying value of debenture liability	1,786	-	1,786	1,056
Interest payable	105	-	105	108
Accrued interest	1,276	-	1,276	1,291
Interest converted in shares and paid	(1,276)	-	(1,276)	(1,291)
	12,373	821	13,194	12,730